Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Investment Series Funds, Inc.
Entity Central Index Key	0000889388
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000173769
Shareholder Report [Line Items]
Fund Name	Federated Hermes Corporate Bond Fund
Class Name	R6 Shares
Trading Symbol	FDBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Corporate Bond Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 1,124,911,180
Holdings Count | Holding	415
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,124,911,180
Number of Investments	415
Portfolio Turnover	5%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Other Security TypesFootnote Reference*	0.0%Footnote Reference*
Collateralized Mortgage ObligationsFootnote Reference*	0.0%Footnote Reference*
Mortgage Backed SecuritiesFootnote Reference*	0.0%Footnote Reference*
Municipal Bond	0.1%
U.S. Treasury Securities	3.8%
Cash Equivalents	4.5%
High Yield Bond Core Fund	8.2%
Corporate Debt Securities	82.5%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]
C000024768
Shareholder Report [Line Items]
Fund Name	Federated Hermes Corporate Bond Fund
Class Name	Class A
Trading Symbol	FDBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Corporate Bond Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 1,124,911,180
Holdings Count | Holding	415
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,124,911,180
Number of Investments	415
Portfolio Turnover	5%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Other Security TypesFootnote Reference*	0.0%Footnote Reference*
Collateralized Mortgage ObligationsFootnote Reference*	0.0%Footnote Reference*
Mortgage Backed SecuritiesFootnote Reference*	0.0%Footnote Reference*
Municipal Bond	0.1%
U.S. Treasury Securities	3.8%
Cash Equivalents	4.5%
High Yield Bond Core Fund	8.2%
Corporate Debt Securities	82.5%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]
C000024770
Shareholder Report [Line Items]
Fund Name	Federated Hermes Corporate Bond Fund
Class Name	Class C
Trading Symbol	FDBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Corporate Bond Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$85	1.68%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.68%
AssetsNet	$ 1,124,911,180
Holdings Count | Holding	415
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,124,911,180
Number of Investments	415
Portfolio Turnover	5%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Other Security TypesFootnote Reference*	0.0%Footnote Reference*
Collateralized Mortgage ObligationsFootnote Reference*	0.0%Footnote Reference*
Mortgage Backed SecuritiesFootnote Reference*	0.0%Footnote Reference*
Municipal Bond	0.1%
U.S. Treasury Securities	3.8%
Cash Equivalents	4.5%
High Yield Bond Core Fund	8.2%
Corporate Debt Securities	82.5%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]
C000024771
Shareholder Report [Line Items]
Fund Name	Federated Hermes Corporate Bond Fund
Class Name	Class F
Trading Symbol	ISHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Corporate Bond Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 1,124,911,180
Holdings Count | Holding	415
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,124,911,180
Number of Investments	415
Portfolio Turnover	5%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Other Security TypesFootnote Reference*	0.0%Footnote Reference*
Collateralized Mortgage ObligationsFootnote Reference*	0.0%Footnote Reference*
Mortgage Backed SecuritiesFootnote Reference*	0.0%Footnote Reference*
Municipal Bond	0.1%
U.S. Treasury Securities	3.8%
Cash Equivalents	4.5%
High Yield Bond Core Fund	8.2%
Corporate Debt Securities	82.5%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]
C000062220
Shareholder Report [Line Items]
Fund Name	Federated Hermes Corporate Bond Fund
Class Name	Institutional Shares
Trading Symbol	FDBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Corporate Bond Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 1,124,911,180
Holdings Count | Holding	415
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,124,911,180
Number of Investments	415
Portfolio Turnover	5%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Other Security TypesFootnote Reference*	0.0%Footnote Reference*
Collateralized Mortgage ObligationsFootnote Reference*	0.0%Footnote Reference*
Mortgage Backed SecuritiesFootnote Reference*	0.0%Footnote Reference*
Municipal Bond	0.1%
U.S. Treasury Securities	3.8%
Cash Equivalents	4.5%
High Yield Bond Core Fund	8.2%
Corporate Debt Securities	82.5%
Footnote	Description
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]